UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [    ]; Amendment Number:
This Amendment  (Check only one.) :  [    ]  is a restatement.
                                     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Davidson Trust Co.
Address:        8 Third Street North
                Great Falls, MT  59401

13F File Number: 28-10302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		J. Joseph Heffernan III
Title:		President
Phone:		406-791-7441

Signature, Place, and Date of Signing:



______________________________     _________________________     ______________
         [Signature]                     [City, State]              [Date]

J. Joseph Heffernan  III           Great Falls, Montana        December 31, 2003

Report Type  (Check only one.):

[ ]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[X]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
--------------------    ------------------------------
28-10301		Davidson Investment Advisors


FORM 13F  SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	          None

Form 13F Information Table Entry Total:             55

Form 13F Information Table Value Total:    $25,014,000


List of Other Included Managers:		  None

FORM 13F INFORMATION TABLE

            COLUMN1                 COLUMN2      COLUMN3  COLUMN4       COLUMN5      COLUMN6    COLUMN7             COLUMN8
______________________________ ________________ _________ ________ _________________ _______ ____________ __________________________
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT     OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101 560      6600     SH       SOLE                 6600
ALBERTSONS INC.                COM              013104104 409      17675    SH       SOLE                 17675
ALLIANCE CAPITAL MGMT HLDGS    COM              01855A101 282      7990     SH       SOLE                 7990
ALTRIA GROUP INC               COM              02209S103 309      5700     SH       SOLE                 5700
BANK OF AMERICA CORP           COM              060505104 305      3855     SH       SOLE                 3855
BAXTER INTERNATIONAL CORP.     COM              071813109 238      7878     SH       SOLE                 7878
BP PLC ADS                     COM              055622104 384      7716     SH       SOLE                 7716
BRISTOL MYERS SQUIBB COMPANY   COM              110122108 277      9518     SH       SOLE                 9518
CENDANT CORP                   COM              151313103 339      15063    SH       SOLE                 15063
CHEVRONTEXACO CORP             COM              166764100 519      5935     SH       SOLE                 5935
CISCO SYSTEMS INC.             COM              17275R102 241      9748     SH       SOLE                 9748
COCA-COLA CO                   COM              191216100 310      6168     SH       SOLE                 6168
CONAGRA FOODS INC              COM              205887102 212      8040     SH       SOLE                 8040
CONOCOPHILLIPS                 COM              20825C104 290      4330     SH       SOLE                 4330
COOPER INDUSTRIES LTD CL A     COM              G24182100 304      5270     SH       SOLE                 5270
DIEBOLD INC                    COM              253651103 364      6710     SH       SOLE                 6710
DISNEY WALT PRODUCTIONS        COM              254687106 308      12817    SH       SOLE                 12817
DOW CHEMICAL                   COM              260543103 354      8470     SH       SOLE                 8470
DUPONT E I DE NEMOURS & COMPAN COM              263534109 599      13046    SH       SOLE                 13046
EMERSON ELECTRIC COMPANY       COM              291011104 314      4800     SH       SOLE                 4800
EXXON MOBIL CORPORATION        COM              30231G102 2747     66079    SH       SOLE                 66079
FEDERATED DEPARTMENT STORES    COM              31410H101 231      4945     SH       SOLE                 4945
FORTUNE BRANDS INC             COM              349631101 254      3650     SH       SOLE                 3650
GENERAL ELECTRIC COMPANY       COM              369604103 3841     121676   SH       SOLE                 121676
GENERAL MOTORS CORP            COM              370442105 307      5648     SH       SOLE                 5648
GLACIER BANCORP INC (NEW)      COM              37637Q105 520      15892    SH       SOLE                 15892
INTEL CORP                     COM              458140100 376      11460    SH       SOLE                 11460
INTERNATIONAL BUSINESS MACHINE COM              459200101 231      2493     SH       SOLE                 2493
INTERNATIONAL PAPER CO.        COM              460146103 286      6586     SH       SOLE                 6586
JOHNSON & JOHNSON              COM              478160104 431      8304     SH       SOLE                 8304
JP MORGAN CHASE & CO           COM              46625H100 312      8552     SH       SOLE                 8552
KEY TRONIC CORP                COM              493144109 24       10270    SH       SOLE                 10270
MERCK & COMPANY, INC.          COM              589331107 391      8155     SH       SOLE                 8155
MGIC INVESTMENT CORP           COM              552848103 215      3775     SH       SOLE                 3775
MICRON TECHNOLOGY INC          COM              595112103 238      16910    SH       SOLE                 16910
MICROSOFT CORP.                COM              594918104 313      11156    SH       SOLE                 11156
MOTOROLA INC                   COM              620076109 287      19115    SH       SOLE                 19115
NEXTEL COMMUNICATIONS INC CL A COM              65332V103 327      11340    SH       SOLE                 11340
PFIZER INC.                    COM              717081103 751      20581    SH       SOLE                 20581
PLUM CREEK TIMBER COMPANY REIT COM              729251108 535      17763    SH       SOLE                 17763
PNC BANK CORP                  COM              693475105 267      4985     SH       SOLE                 4985
PROCTER & GAMBLE COMPANY       COM              742718109 236      2385     SH       SOLE                 2385
SAFECO CORP                    COM              786429100 202      5294     SH       SOLE                 5294
SBC COMMUNICATIONS             COM              78387G103 449      16644    SH       SOLE                 16644
SUN LIFE FINANCIAL INC         COM              866796105 334      13059    SH       SOLE                 13059
TARGET CORP                    COM              87612E106 236      6325     SH       SOLE                 6325
TIMKEN CO.                     COM              887389104 202      9700     SH       SOLE                 9700
UNION PACIFIC CORPORATION      COM              907818108 287      4152     SH       SOLE                 4152
UNITED TECHNOLOGIES CORPORATIO COM              913017109 514      5426     SH       SOLE                 5426
UST INC                        COM              902911106 278      7785     SH       SOLE                 7785
VERIZON COMMUNICATIONS         COM              92343V104 476      13134    SH       SOLE                 13134
WASHINGTON MUTUAL INC          COM              939322103 245      6188     SH       SOLE                 6188
WELLS FARGO & CO (NEW)         COM              949746101 1152     19728    SH       SOLE                 19728
WILMINGTON TRUST CORPORATION   COM              971807102 286      7945     SH       SOLE                 7945
XEROX CORPORATION              COM              984121103 315      22850    SH       SOLE                 22850